Document and Entity Information	Sep. 06, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Sep. 06, 2023
Entity File Number	1-3198
Entity Registrant Name	Idaho Power Company
Entity Tax Identification Number	82-0130980
Entity Address, Address Line One	1221 W. Idaho Street
Entity Address, City or Town	Boise
Entity Address, State or Province	ID
Entity Address, Postal Zip Code	83702-5627
City Area Code	208
Local Phone Number	388-2200
Entity Incorporation, State or Country Code	ID
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000049648
Amendment Flag	false